[MassMutual Financial Group Letterhead Appears Here]

March 9, 2010

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series S000009841

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Massachusetts Mutual Variable Life Separate Account I, a unit investment trust registered under the Act, mailed to its policy owners the annual report for the following underlying management investment companies: AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., American Funds Insurance Series®, DWS Investments VIT Funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, ING Investors Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, MML Series Investment Fund, MML Series Investment Fund II, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2009 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Series	Class	Date Filed
AIM Variable Insurance Funds	0000896435
AIM V.I. Financial Services Fund (Series I)		S000000192	C000000430	2/26/2010
AIM V.I. Global Health Care Fund (Series I)		S000000193	C000000432	2/26/2010
AIM V.I. Technology Fund (Series I)		S000000196	C000000438	2/26/2010

American Century Variable Portfolios, Inc.	0000814680
American Century VP Income & Growth Fund (Class I)		S000006713	C000018264	2/23/2010
American Century VP International Fund (Class I)		S000006714	C000018268	2/23/2010
American Century VP Value Fund (Class I)		S000006708	C000018256	2/23/2010

American Funds Insurance Series®	0000729528
American Funds® Asset Allocation Fund (Class 2)		S000008796	C000023930	3/2/2010
American Funds® Growth-Income Fund (Class 2)		S000008795	C000023927	3/2/2010

DWS Investments VIT Funds	0001006373
DWS Small Cap Index VIP (Class A)		S000006223	C000017156	2/26/2010

Variable Insurance Products Fund	0000356494
Fidelity® VIP Growth Portfolio (Service Class)		S000007717	C000020972	2/26/2010

Variable Insurance Products Fund II	0000831016
Fidelity® VIP Contrafund® Portfolio (Initial Class)		S000007724	C000021005	2/26/2010
Fidelity® VIP Contrafund® Portfolio (Service Class)		S000007724	C000021007	2/26/2010

Franklin Templeton Variable Insurance Products Trust	0000837274
Franklin Small Cap Value Securities Fund (Class 2)		S000007315	C000020099	3/1/2010
Templeton Foreign Securities Fund (Class 2)		S000007322	C000020114	3/1/2010

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RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series 000009841

Rule 30b2-1 Filing

Investment Company	CIK	Series	Class	Date Filed
Goldman Sachs Variable Insurance Trust	0001046292
Goldman Sachs Capital Growth Fund (Institutional)		S000009356	C000025643	2/25/2010
Goldman Sachs Growth and Income Fund (Institutional)		S000009357	C000025646	2/25/2010
Goldman Sachs Mid Cap Value Fund (Institutional)		S000009358	C000025649	2/25/2010
Goldman Sachs Strategic International Equity Fund (Institutional)		S000009359	C000025652	2/25/2010
Goldman Sachs Structured U.S Equity Fund (Institutional)		S000009352	C000025633	2/25/2010

ING Investors Trust	0000837276
ING Clarion Global Real Estate Portfolio (Class S)		S000005647	C000015419	3/4/2010

Janus Aspen Series	0000906185
Janus Aspen Balanced Portfolio (Institutional)		S000010394	C000028717	2/26/2010
Janus Aspen Balanced Portfolio (Service)		S000010394	C000028716	2/26/2010
Janus Aspen Forty Portfolio (Institutional)		S000010406	C000028737	2/26/2010
Janus Aspen Forty Portfolio (Service)		S000010406	C000028736	2/26/2010
Janus Aspen Worldwide Portfolio (Institutional)		S000010402	C000028730	2/26/2010
Janus Aspen Worldwide Portfolio (Service)		S000010402	C000028728	2/26/2010

MFS® Variable Insurance TrustSM	0000918571
MFS® Growth Series (Initial Class)		S000002673	C000007316	3/1/2010
MFS® Investors Trust Series (Initial Class)		S000002677	C000007324	3/1/2010
MFS® New Discovery Series (Initial Class)		S000002680	C000007329	3/1/2010
MFS® Research Series (Initial Class)		S000002668	C000007306	3/1/2010

MML Series Investment Fund	0000067160
MML Aggressive Allocation Fund (Initial Class)		S000018543	C000051439	3/8/2010
MML Asset Allocation Fund (Initial Class)		S000011477	C000031707	3/8/2010
MML Balanced Allocation Fund (Initial Class)		S000018540	C000051436	3/8/2010
MML Blue Chip Growth Fund (Initial Class)		S000011485	C000031715	3/8/2010
MML Concentrated Growth Fund (Class II)		S000011487	C000034570	3/8/2010
MML Conservative Allocation Fund (Initial Class)		S000018539	C000051435	3/8/2010
MML Emerging Growth Fund (Initial Class)		S000003822	C000010664	3/8/2010
MML Equity Income Fund (Initial Class)		S000011482	C000031712	3/8/2010
MML Equity Index Fund (Class II)		S000003823	C000010672	3/8/2010
MML Foreign Fund (Initial Class)		S000011481	C000031711	3/8/2010
MML Global Fund (Class II)		S000011480	C000034569	3/8/2010
MML Growth & Income Fund (Initial Class)		S000011484	C000031714	3/8/2010
MML Growth Allocation Fund (Initial Class)		S000018542	C000051438	3/8/2010
MML Income & Growth Fund (Initial Class)		S000011483	C000031713	3/8/2010
MML Large Cap Value Fund (Initial Class)		S000003825	C000010667	3/8/2010
MML Mid Cap Growth Fund (Initial Class)		S000011489	C000031719	3/8/2010
MML Mid Cap Value Fund (Initial Class)		S000011488	C000031718	3/8/2010
MML Moderate Allocation Fund (Initial Class)		S000018541	C000051437	3/8/2010

Page

RE:	Massachusetts Mutual Variable Life Separate Account I

File No. 811-08075, CIK 0000836249, Series 000009841

Rule 30b2-1 Filing

Investment Company	CIK	Series	Class	Date Filed
MML Series Investment Fund (continued)	0000067160
MML NASDAQ-100® Fund (Initial Class)		S000003826	C000010668	3/8/2010
MML Small Cap Growth Equity Fund (Initial Class)		S000003827	C000010669	3/8/2010
MML Small Cap Index Fund (Initial Class)		S000011479	C000031709	3/8/2010
MML Small/Mid Cap Value Fund (Initial Class)		S000011478	C000031708	3/8/2010

MML Series Investment Fund II	0001317146
MML Blend Fund (Initial Class)		S000003830	C000010686	3/8/2010
MML Enhanced Index Core Equity Fund (Initial Class)		S000003831	C000010687	3/8/2010
MML Equity Fund (Initial Class)		S000003832	C000010688	3/8/2010
MML Inflation-Protected and Income Fund (Initial Class)		S000003833	C000010689	3/8/2010
MML Managed Bond Fund (Initial Class)		S000003834	C000010690	3/8/2010
MML Money Market Fund (Initial Class)		S000003835	C000010691	3/8/2010
MML Small Cap Equity Fund (Initial Class)		S000003836	C000010692	3/8/2010

Oppenheimer Variable Account Funds	0000752737
Oppenheimer Balanced Fund/VA (Non-Service)		S000010331	C000028586	2/23/2010
Oppenheimer Capital Appreciation Fund/VA (Non-Service)		S000010334	C000028592	2/23/2010
Oppenheimer Core Bond Fund/VA (Non-Service)		S000010335	C000028594	2/23/2010
Oppenheimer Global Securities Fund/VA (Non-Service)		S000010336	C000028596	2/23/2010
Oppenheimer High Income Fund/VA (Non-Service)		S000010337	C000028598	2/23/2010
Oppenheimer Main Street Fund®/VA (Non-Service)		S000010338	C000028600	2/23/2010
Oppenheimer Main Street Small Cap Fund®/VA (Non-Service)		S000010339	C000028602	2/23/2010
Oppenheimer MidCap Fund/VA (Non-Service)		S000010333	C000028590	2/22/2010
Oppenheimer Money Fund/VA (Non-Service)		S000010340	C000028604	2/23/2010
Oppenheimer Strategic Bond Fund/VA (Non-Service)		S000010341	C000028606	2/23/2010

Panorama Series Fund, Inc.	0000355411
Oppenheimer International Growth Fund/VA (Non-Service)		S000010344	C000028610	2/22/2010
Panorama Growth Portfolio (Non-Service)		S000010343	C000028609	2/22/2010
Panorama Total Return Portfolio (Non-Service)		S000010346	C000028612	2/22/2010

PIMCO Variable Insurance Trust	0001047304
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)		S000009667	C000030986	3/3/2010

T. Rowe Price Equity Series, Inc.	0000918294
T. Rowe Price Blue Chip Growth Portfolio		S000002081	C000005445	2/24/2010
T. Rowe Price Equity Income Portfolio		S000002077	C000005439	2/24/2010
T. Rowe Price Mid-Cap Growth Portfolio		S000002080	C000005443	2/24/2010
T. Rowe Price New America Growth Portfolio		S000002078	C000005441	2/24/2010

T. Rowe Price Fixed Income Series, Inc.	0000920467
T. Rowe Price Limited-Term Bond Portfolio		S000002129	C000005520	2/24/2010

Please be advised that the binder cover and owner letter for Massachusetts Mutual Variable Life Separate Account I are incorporated into this Rule 30b2-1 filing by reference to Connecticut Mutual Variable Life Separate Account I (CIK 000922586) filed on March 8, 2010.

Very truly yours,

Jo-Anne Rankin

Vice President